SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 segments	Dec. 31, 2013 segments	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Number of reporting units	3	3
Sales taxes	$ (333,622)	$ 5,786,615	$ 5,793,557
Statement [Line Items]
Impairment loss on intangible assets	1,323,260	1,812,939
Impairment loss on cost method investment	1,999,999	2,000,000
Government subsidies	1,138,909	2,176,449	301,359
Advertising expenses	$ 5,726,530	$ 8,412,925	$ 5,802,006
Minimum [Member]
Statement [Line Items]
Service fees paid, percent	15.00%
Maximum [Member]
Statement [Line Items]
Service fees paid, percent	70.00%